Annual Fund Operating Expenses (Small Cap Opportunities Trust)	12 Months Ended
	May 01, 2011
Series I, Small Cap Opportunities Trust
Operating Expenses:
Share Class	Series I
Management fee	1.00%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.07%	[1]
Total fund operating expenses	1.17%
Contractual expense reimbursement	(0.08%)	[2]
Net fund operating expenses	1.09%
Series II, Small Cap Opportunities Trust
Operating Expenses:
Share Class	Series II
Management fee	1.00%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.07%	[1]
Total fund operating expenses	1.37%
Contractual expense reimbursement	(0.08%)	[2]
Net fund operating expenses	1.29%
Series NAV, Small Cap Opportunities Trust
Operating Expenses:
Share Class	Series NAV
Management fee	1.00%
Distribution and service (12b-1) fees	none
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.07%	[1]
Total fund operating expenses	1.12%
Contractual expense reimbursement	(0.08%)	[2]
Net fund operating expenses	1.04%

[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.